Issued capital and reserves - Movement in shares issued (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2020 shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	40,000,000
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	151,542,785
Conversion Of Preference Shares Into Ordinary Shares (in shares)	(5,929,477)
Preference Shares Assignation To ListCo (in shares)	(5,929,477)
Exercise of warrants (in shares)	114,024
Number of shares issued, end of period	211,252,951	40,000,000
November 2020
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	5,929,477
February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	7,000,000
March 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	6,666,665
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	40,000,000	40,000,000	40,000,000
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	127,824,796
Conversion Of Preference Shares Into Ordinary Shares (in shares)	0
Preference Shares Assignation To ListCo (in shares)	0
Exercise of warrants (in shares)	114,024	0	0
Number of shares issued, end of period	187,534,962	40,000,000	40,000,000
Ordinary shares | November 2020
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	5,929,477
Ordinary shares | February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	7,000,000
Ordinary shares | March 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	6,666,665
Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	23,717,989
Conversion Of Preference Shares Into Ordinary Shares (in shares)	(5,929,477)
Preference Shares Assignation To ListCo (in shares)	5,929,477
Exercise of warrants (in shares)	0
Number of shares issued, end of period	23,717,989	0
Preference shares | November 2020
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	0
Preference shares | February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	0
Preference shares | March 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	0